Description of Organization and Summary of Significant Accounting Policies - Property and Equipment (Details) - HZO, Inc. and Subsidiaries	Dec. 31, 2025
Machinery and equipment | Minimum
Property and Equipment
Economic useful life (in years)	4 years
Machinery and equipment | Maximum
Property and Equipment
Economic useful life (in years)	7 years
Leasehold improvements
Property and Equipment
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Leasehold improvements | Maximum
Property and Equipment
Economic useful life (in years)	7 years
Electronic equipment | Minimum
Property and Equipment
Economic useful life (in years)	3 years
Electronic equipment | Maximum
Property and Equipment
Economic useful life (in years)	5 years
Furniture | Minimum
Property and Equipment
Economic useful life (in years)	3 years
Furniture | Maximum
Property and Equipment
Economic useful life (in years)	7 years